NET REVENUES (Tables)	12 Months Ended
Mar. 31, 2013
NET REVENUES
Schedule of net revenues

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Testing services	243,103,305	290,881,289	335,790,689
Test preparation and training solutions	15,426,587	26,996,054	11,343,066
Other revenue	45,373,919	34,208,217	19,541,740
Net revenues	303,903,811	352,085,560	366,675,495